Schedule of Assets Measured at Fair Value on Recurring Basis (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Impairment Effects on Earnings Per Share [Line Items]
Total		$ 124,963
Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total		124,963
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total		124,963
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total
Equity Securities [Member] | Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total		124,963
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total		124,963
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total